Revenue - Additional Information (Detail) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract assets	$ 0	$ 0
Remaining performance obligations	$ 0
Remaining performance obligations maximum original expected term	1 year